INVENTORIES	12 Months Ended
Dec. 30, 2018
Inventories [Abstract]
INVENTORIES
INVENTORIES:

	December 30, 2018	December 31, 2017

Raw materials and spare parts inventories	$151,600	$128,414
Work in progress	67,903	60,743
Finished goods	720,526	756,581
	$940,029	$945,738

The amount of inventories recognized as an expense and included in cost of sales was $2,029.5 million for fiscal 2018 (2017 - $1,884.8 million), which included an expense of $11.2 million (2017 - $18.0 million) related to the write-down of inventory to net realizable value.